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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM l3F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [X]; Amendment Number: I

This Amendment (Check only one.):     [X] is a restatement.*

                                      [ ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:               Kleinwort Benson Group Limited

Address:            30 Gresham Street

                    London EC2V 7PG

                    United Kingdom

Form 13F File Number: 028 - 14452

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Dr Ruediger Schmid-Kuehnhoefer

Title: Chief Operating Officer and General Counsel of RHJ International SA, acting under authority granted by Kleinwort Benson Group Limited

Phone: +44 203 207 7284

Signature, Palce and Date of Signing:

/s/ Dr Ruediger Schmid-Kuehnhoefer
------------------------------------------------Zurich, Switzerland, 1 June 2011

 [Signature] [City,State][Date]

* Due to a technical error, the Form 13F-NT filed by Klcinwort Benson Group Limited on April 20, 2011, failed to include in the List of Other Managers Reporting for this Manager, KBC Group NV (File No. 028-13043). This amended Form 13F- NT is being filed to correct that omission.

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Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

028 - 14449 RHJ International SA

028 - 13043 KBC Group NV